Mar. 01, 2017

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Latin America Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 14, 2017

to the Prospectuses dated March 1, 2017, as supplemented

Effective immediately, the JPMorgan Latin America Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•
the sentence “The Fund is non-diversified.” under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “Additional Information About The Funds’ Investment Strategies” in the “More About the Funds” section; and

•	“Non-Diversified Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Main Risks” in the “More About the Funds” section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE